UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09013
Eaton Vance Senior Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 144.6% (1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 2.2%
	DynCorp International, LLC
$655,000	Term Loan, 6.06%, Maturing February 11, 2011	$663,187
	Hexcel Corp.
285,000	Term Loan, 5.23%, Maturing March 1, 2012	289,364
	K&F Industries, Inc.
381,900	Term Loan, 5.33%, Maturing November 18, 2012	388,901
	Standard Aero Holdings, Inc.
1,153,046	Term Loan, 5.30%, Maturing August 24, 2012	1,171,423
	Transdigm, Inc.
1,980,000	Term Loan, 4.94%, Maturing July 22, 2010	2,013,721
	United Defense Industries, Inc.
1,519,277	Term Loan, 4.85%, Maturing June 30, 2009	1,522,441
	Vought Aircraft Industries, Inc.
1,132,329	Term Loan, 5.35%, Maturing December 17, 2011	1,150,730
		$7,199,767

Air Transport — 0.6%
	United Airlines, Inc.
1,995,219	DIP Loan, 7.50%, Maturing June 30, 2005	2,013,509
		$2,013,509

Automotive — 8.2%
	Accuride Corp.
1,573,775	Term Loan, 5.34%, Maturing January 31, 2012	1,590,742
	Affina Group, Inc.
334,163	Term Loan, 5.44%, Maturing November 30, 2011	339,133
	Collins & Aikman Products Co.
1,480,597	Revolving Loan, 6.34%, Maturing August 31, 2009	1,478,129

	CSA Acquisition Corp.
$124,272	Term Loan, 4.75%, Maturing December 23, 2011	$124,945
199,916	Term Loan, 4.75%, Maturing December 23, 2011	200,999
	Dayco Products, LLC
1,389,500	Term Loan, 6.24%, Maturing June 23, 2011	1,413,816
	Dura Operating Corp.
743,482	Term Loan, 5.35%, Maturing March 31, 2007	750,917
	Exide Technologies
474,826	Term Loan, 6.24%, Maturing May 5, 2010	478,387
474,826	Term Loan, 6.24%, Maturing May 5, 2010	480,168
	Federal-Mogul Corp.
1,500,000	Term Loan, 4.90%, Maturing February 24, 2005	1,410,234
750,000	Term Loan, 5.10%, Maturing February 24, 2005	703,711
763,183	Term Loan, 6.60%, Maturing February 24, 2005	767,953
	HLI Operating Co., Inc.
2,136,250	Term Loan, 6.57%, Maturing June 3, 2009	2,169,629
	Key Automotive Group
961,403	Term Loan, 5.74%, Maturing June 29, 2010	975,224
	Meridian Automotive Systems, Inc.
148,500	Term Loan, 6.84%, Maturing April 27, 2010	146,607
	Metaldyne Corp.
1,316,537	Term Loan, 7.06%, Maturing December 31, 2009	1,327,070
	Plastech Engineered Products, Inc.
479,310	Term Loan, 7.85%, Maturing March 31, 2010	476,839
	R.J. Tower Corp.
925,000	DIP Loan, 6.19%, Maturing February 2, 2007	947,933
	Tenneco Automotive, Inc.
1,386,841	Term Loan, 4.94%, Maturing December 12, 2010	1,415,733

	The Goodyear Tire & Rubber Co.
$2,500,000	Term Loan, 6.56%, Maturing March 31, 2006	$2,526,562
900,000	Term Loan, 9.25%, Maturing March 31, 2006	909,450
500,000	Term Loan, 0.00%, Maturing September 30, 2007	504,219
	TI Automotive, Ltd.
650,000	Term Loan, 6.03%, Maturing June 30, 2011	647,766
	Trimas Corp.
2,149,222	Term Loan, 6.19%, Maturing December 31, 2009	2,185,043
	TRW Automotive, Inc.
1,582,808	Term Loan, 4.38%, Maturing February 27, 2011	1,600,285
	United Components, Inc.
902,724	Term Loan, 5.29%, Maturing June 30, 2010	916,829
		$26,488,323

Beverage and Tobacco — 2.0%
	Constellation Brands, Inc.
2,234,942	Term Loan, 4.99%, Maturing December 22, 2011	2,273,121
	Culligan International Co.
850,000	Term Loan, 5.27%, Maturing September 30, 2011	866,114
	DS Waters, L.P.
310,449	Term Loan, 7.49%, Maturing November 7, 2009	301,058
	Southern Wine & Spirits of America, Inc.
2,433,829	Term Loan, 5.35%, Maturing June 28, 2008	2,471,098
	Sunny Delight Beverages Co.
570,912	Term Loan, 6.83%, Maturing August 20, 2010	575,194
		$6,486,585

Building and Development — 8.4%
	AGBRI Octagon
443,989	Term Loan, 4.97%, Maturing May 31, 2005	440,659
	DMB/CHII, LLC
442,504	Term Loan, 5.19%, Maturing March 3, 2009	443,610
	Formica Corp.
156,649	Term Loan, 7.75%, Maturing June 10, 2010	158,216

$80,111	Term Loan, 7.76%, Maturing June 10, 2010	$80,912
229,192	Term Loan, 7.76%, Maturing June 10, 2010	231,484
64,643	Term Loan, 7.76%, Maturing June 10, 2010	65,289
	FT-FIN Acquisition, LLC
686,462	Term Loan, 7.25%, Maturing November 17, 2007	688,178
	General Growth Properties, Inc.
4,714,405	Term Loan, 5.10%, Maturing November 12, 2008	4,799,316
	Landsource Communities, LLC
1,502,000	Term Loan, 5.38%, Maturing March 31, 2010	1,524,061
	LNR Property Corp.
2,335,000	Term Loan, 5.81%, Maturing February 3, 2008	2,369,661
	LNR Property Holdings
500,000	Term Loan, 7.31%, Maturing February 3, 2008	505,625
	MAAX Corp.
436,700	Term Loan, 5.50%, Maturing June 4, 2011	441,613
	Mueller Group, Inc.
1,179,528	Term Loan, 5.67%, Maturing April 23, 2011	1,193,534
	Newkirk Master, L.P.
1,124,570	Term Loan, 7.35%, Maturing November 24, 2006	1,141,438
	Newkirk Tender Holdings, LLC
911,305	Term Loan, 7.59%, Maturing May 25, 2006	918,140
1,111,111	Term Loan, 9.09%, Maturing May 25, 2006	1,119,444
	Nortek, Inc.
945,250	Term Loan, 5.59%, Maturing August 27, 2011	960,610
	Panolam Industries Holdings
531,926	Term Loan, 6.13%, Maturing June 3, 2011	539,240
641,167	Term Loan, 10.38%, Maturing December 3, 2011	656,395
	Ply Gem Industries, Inc.
96,622	Term Loan, 5.28%, Maturing February 12, 2011	97,951
375,000	Term Loan, 5.60%, Maturing February 12, 2011	380,156

$658,028	Term Loan, 5.60%, Maturing February 12, 2011	$667,075
	South Edge, LLC
328,125	Term Loan, 4.44%, Maturing October 31, 2007	330,176
421,875	Term Loan, 4.69%, Maturing October 31, 2009	426,885
	Sugarloaf Mills, LLC
1,200,000	Term Loan, 5.76%, Maturing April 7, 2008	1,200,000
	The Woodlands Community Property Co.
554,000	Term Loan, 4.94%, Maturing November 30, 2007	560,925
923,000	Term Loan, 6.94%, Maturing November 30, 2007	936,845
	Tousa/Kolter, LLC
962,000	Term Loan, 4.20%, Maturing January 7, 2008	966,810
	Tower Financing, LLC
1,500,000	Term Loan, 6.19%, Maturing July 9, 2008	1,501,875
	Whitehall Street Real Estate, L.P.
1,746,765	Term Loan, 6.60%, Maturing September 11, 2006 (2)	1,785,717
		$27,131,840

Business Equipment and Services — 3.6%
	Allied Security Holdings, LLC
837,698	Term Loan, 7.35%, Maturing June 30, 2010	851,310
	Baker & Taylor, Inc.
1,700,000	Term Loan, 9.35%, Maturing May 6, 2011	1,721,250
	Global Imaging Systems, Inc.
487,579	Term Loan, 4.35%, Maturing May 10, 2010	492,150
	Info USA, Inc.
368,688	Term Loan, 5.75%, Maturing June 9, 2010	371,453
	Iron Mountain, Inc.
4,010,090	Term Loan, 4.69%, Maturing April 2, 2011	4,064,728
	Mitchell International, Inc.
453,152	Term Loan, 6.09%, Maturing August 13, 2011	461,365
744,997	Term Loan, 8.80%, Maturing August 13, 2012	765,484

	Quintiles Transnational Corp.
$751,694	Term Loan, 4.84%, Maturing September 25, 2009	$757,331
	Telcordia Technologies, Inc.
1,060,000	Term Loan, 5.58%, Maturing September 15, 2012	1,065,742
	Williams Scotsman, Inc.
989,796	Term Loan, 5.81%, Maturing December 31, 2006	1,003,406
		$11,554,219

Cable and Satellite Television — 8.8%
	Adelphia Communications Corp.
1,820,000	DIP Loan, 5.38%, Maturing March 31, 2006	1,829,384
	Atlantic Broadband Finance, LLC
1,494,183	Term Loan, 5.70%, Maturing February 10, 2011	1,527,802
	Bragg Communication, Inc.
557,245	Term Loan, 5.39%, Maturing August 31, 2011	566,649
	Bresnan Communications, LLC
500,000	Term Loan, 6.46%, Maturing September 30, 2009	506,250
1,000,000	Term Loan, 6.32%, Maturing September 30, 2010	1,016,875
	Canadian Cable Acquisition Co., Inc.
1,004,950	Term Loan, 6.09%, Maturing July 30, 2011	1,018,455
	Cebridge Connections, Inc.
759,263	Term Loan, 6.11%, Maturing February 23, 2009	764,008
792,000	Term Loan, 8.79%, Maturing February 23, 2010	806,850
	Charter Communications Operating, LLC
7,190,650	Term Loan, 5.98%, Maturing April 27, 2011	7,235,268
	Insight Midwest Holdings, LLC
1,975,000	Term Loan, 5.75%, Maturing December 31, 2009	2,015,118
1,481,250	Term Loan, 5.75%, Maturing December 31, 2009	1,511,183
	Mediacom Broadband
843,625	Term Loan, 5.25%, Maturing September 30, 2010	861,816

	Mediacom Illinois, LLC
$1,995,000	Term Loan, 5.00%, Maturing March 31, 2013	$2,032,562
	NTL, Inc.
1,750,000	Term Loan, 5.20%, Maturing April 13, 2012	1,782,813
	PanAmSat Corp.
2,719,273	Term Loan, 5.75%, Maturing August 20, 2011	2,766,338
	UGS Corp.
398,000	Term Loan, 4.58%, Maturing May 27, 2011	405,960
	UPC Broadband Holdings B.V.
1,780,000	Term Loan, 5.75%, Maturing September 30, 2012	1,801,260
		$28,448,591

Chemicals and Plastics — 6.5%
	Brenntag AG
1,275,000	Term Loan, 5.88%, Maturing December 9, 2011	1,296,915
	Gentek, Inc.
430,000	Term Loan, 8.56%, Maturing April 15, 2005	433,583
315,000	Term Loan, 5.81%, Maturing February 25, 2011	319,331
	Hercules, Inc.
495,000	Term Loan, 4.01%, Maturing October 8, 2010	502,271
	Huntsman International, LLC
2,083,123	Term Loan, 5.38%, Maturing December 31, 2010	2,127,390
	Huntsman, LLC
1,200,000	Term Loan, 5.88%, Maturing March 31, 2010	1,222,950
	Innophos, Inc.
507,693	Term Loan, 5.36%, Maturing August 13, 2010	516,895
	Invista B.V.
2,018,648	Term Loan, 5.88%, Maturing April 29, 2011	2,060,914
875,818	Term Loan, 5.88%, Maturing April 29, 2011	894,156
	ISP Chemco, Inc.
693,000	Term Loan, 4.74%, Maturing March 27, 2011	702,096
	Kraton Polymer
1,475,301	Term Loan, 5.78%, Maturing December 5, 2008	1,502,962

	Mosaic Co.
$770,000	Term Loan, 4.46%, Maturing June 15, 2007	$779,785
	Nalco Co.
3,329,426	Term Loan, 4.95%, Maturing November 4, 2010	3,399,251
	Niagara Acquisition, Inc.
265,000	Term Loan, 4.75%, Maturing February 11, 2012	269,720
	Resolution Specialty Materials
746,250	Term Loan, 5.56%, Maturing August 2, 2010	756,511
	Rockwood Specialties Group, Inc.
2,335,000	Term Loan, 4.95%, Maturing July 30, 2012	2,386,704
	Solo Cup Co.
1,356,860	Term Loan, 4.97%, Maturing February 27, 2011	1,378,569
	Wellman, Inc.
400,000	Term Loan, 6.74%, Maturing February 10, 2009	406,833
	Westlake Chemical Corp.
40,074	Term Loan, 5.22%, Maturing July 31, 2010	40,600
		$20,997,436

Clothing/Textiles — 0.4%
	Propex Fabrics, Inc.
187,625	Term Loan, 5.04%, Maturing December 1, 2011	189,032
	SI Corp.
855,808	Term Loan, 7.10%, Maturing December 9, 2009	870,250
	St. John Knits International, Inc.
204,241	Term Loan, 2.64%, Maturing March 23, 2012	207,177
		$1,266,459

Conglomerates — 3.1%
	Amsted Industries, Inc.
2,163,050	Term Loan, 5.51%, Maturing October 15, 2010	2,199,552
	Blount, Inc.
739,049	Term Loan, 5.31%, Maturing August 9, 2010	752,136

	Goodman Global Holdings, Inc.
$643,388	Term Loan, 5.13%, Maturing December 23, 2011	$655,250
	Johnson Diversey, Inc.
1,199,414	Term Loan, 5.00%, Maturing November 30, 2009	1,217,218
	Polymer Group, Inc.
1,173,294	Term Loan, 6.34%, Maturing April 27, 2010	1,199,204
1,250,000	Term Loan, 9.34%, Maturing April 27, 2011	1,281,250
	PP Acquisition Corp.
1,168,750	Term Loan, 5.35%, Maturing November 12, 2011	1,184,820
	Rexnord Corp.
1,575,521	Term Loan, 5.42%, Maturing November 30, 2009	1,595,215
		$10,084,645

Containers and Glass Products — 8.7%
	Berry Plastics Corp.
2,139,317	Term Loan, 4.77%, Maturing July 22, 2010	2,179,429
	BWAY Corp.
325,500	Term Loan, 5.00%, Maturing June 30, 2011	330,654
	Celanese AG
2,132,012	Term Loan, 5.63%, Maturing April 6, 2011	2,179,650
	Consolidated Container Holding, LLC
645,125	Term Loan, 6.69%, Maturing December 15, 2008	653,592
	Dr. Pepper/Seven Up Bottling Group, Inc.
1,321,377	Term Loan, 4.22%, Maturing December 19, 2010	1,348,836
	Graham Packaging Holdings Co.
2,294,250	Term Loan, 5.23%, Maturing October 7, 2011	2,344,150
1,000,000	Term Loan, 7.31%, Maturing October 7, 2012	1,032,708
	Graphic Packaging International, Inc.
5,062,742	Term Loan, 5.15%, Maturing August 8, 2009	5,158,302
	IPG (US), Inc.
368,150	Term Loan, 4.98%, Maturing July 28, 2011	373,672

	Kranson Industries, Inc.
$496,250	Term Loan, 5.85%, Maturing July 30, 2011	$503,694
	Owens-Illinois, Inc.
486,733	Term Loan, 5.53%, Maturing April 1, 2007	495,250
394,214	Term Loan, 5.58%, Maturing April 1, 2008	401,951
	Printpack Holdings, Inc.
2,559,398	Term Loan, 5.13%, Maturing April 30, 2009	2,602,588
	Silgan Holdings, Inc.
3,814,568	Term Loan, 4.87%, Maturing December 31, 2008	3,871,787
	Smurfit-Stone Container Corp.
315,687	Term Loan, 2.10%, Maturing November 1, 2011	322,050
2,522,910	Term Loan, 4.78%, Maturing November 1, 2011	2,573,631
801,916	Term Loan, 4.88%, Maturing November 1, 2011	818,255
	U.S. Can Corp.
990,000	Term Loan, 6.60%, Maturing January 10, 2010	994,331
		$28,184,530

Cosmetics/Toiletries — 0.6%
	American Safety Razor Co.
250,000	Term Loan, 5.71%, Maturing February 28, 2012	255,625
	Prestige Brands, Inc.
891,000	Term Loan, 5.38%, Maturing April 7, 2011	906,407
	Revlon Consumer Products Corp.
716,719	Term Loan, 8.91%, Maturing July 9, 2010	749,568
		$1,911,600

Drugs — 0.9%
	Herbalife International, Inc.
304,238	Term Loan, 5.16%, Maturing December 21, 2010	309,752
	Warner Chilcott Corp.
628,857	Term Loan, 5.58%, Maturing January 18, 2012	636,168
290,514	Term Loan, 5.58%, Maturing January 18, 2012	293,892
1,560,629	Term Loan, 5.58%, Maturing January 18, 2012	1,578,771
		$2,818,583

Ecological Services and Equipment — 3.0%
	Alderwoods Group, Inc.
$380,049	Term Loan, 4.87%, Maturing September 29, 2009	$386,225
	Allied Waste Industries, Inc.
993,341	Term Loan, 2.87%, Maturing January 15, 2010	993,341
2,682,020	Term Loan, 5.04%, Maturing January 15, 2012	2,682,020
	Casella Waste Systems, Inc.
1,617,000	Term Loan, 5.65%, Maturing January 24, 2010	1,635,697
	Envirocare of Utah, LLC
390,000	Term Loan, 5.79%, Maturing January 31, 2010	390,000
	Environmental Systems, Inc.
1,195,116	Term Loan, 6.28%, Maturing December 12, 2008	1,218,271
	IESI Corp.
441,176	Term Loan, 4.71%, Maturing January 20, 2012	448,345
	National Waterworks, Inc.
1,262,755	Term Loan, 5.60%, Maturing November 22, 2009	1,284,853
	Sensus Metering Systems, Inc.
426,087	Term Loan, 5.43%, Maturing December 17, 2010	431,058
63,913	Term Loan, 5.43%, Maturing December 17, 2010	64,659
		$9,534,469

Electronics/Electrical — 4.0%
	AMI Semiconductor
492,500	Term Loan, 7.25%, Maturing September 30, 2008	498,862
	Communications & Power, Inc.
444,444	Term Loan, 5.14%, Maturing July 23, 2010	451,389
	Enersys Capital, Inc.
992,500	Term Loan, 4.99%, Maturing March 17, 2011	1,011,420
	Fairchild Semiconductor Corp.
1,473,806	Term Loan, 4.69%, Maturing June 19, 2008	1,491,308
663,338	Term Loan, 4.69%, Maturing December 31, 2010	674,117

	Invensys International Holding
$2,326,015	Term Loan, 6.09%, Maturing September 5, 2009	$2,369,628
	Memec Group, Ltd.
1,000,000	Term Loan, 11.06%, Maturing June 15, 2010	1,028,750
	Panavision, Inc.
1,058,580	Term Loan, 8.48%, Maturing January 12, 2007	1,083,059
	Rayovac Corp.
2,480,000	Term Loan, 4.68%, Maturing February 7, 2012	2,528,050
	Security Co., Inc.
496,250	Term Loan, 7.00%, Maturing June 28, 2010	504,934
500,000	Term Loan, 10.31%, Maturing June 28, 2011	510,000
	Vertafore, Inc.
269,325	Term Loan, 5.62%, Maturing December 22, 2010	273,028
500,000	Term Loan, 8.87%, Maturing December 22, 2011	509,063
		$12,933,608

Equipment Leasing — 0.6%
	Ashtead Group, PLC
1,000,000	Term Loan, 5.31%, Maturing November 12, 2009	1,015,625
	United Rentals, Inc.
166,667	Term Loan, 2.25%, Maturing February 14, 2011	169,427
825,000	Term Loan, 5.10%, Maturing February 14, 2011	840,211
		$2,025,263

Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
786,745	Term Loan, 4.57%, Maturing May 19, 2009	795,596
		$795,596

Financial Intermediaries — 2.8%
	AIMCO Properties, L.P.
2,350,000	Term Loan, 4.75%, Maturing November 2, 2009	2,397,000
	Coinstar, Inc.
310,994	Term Loan, 4.59%, Maturing July 7, 2011	316,825

	Corrections Corp. of America
$582,311	Term Loan, 4.95%, Maturing March 31, 2008	$591,045
	Fidelity National Information Solutions, Inc.
3,650,000	Term Loan, 4.51%, Maturing March 9, 2013	3,667,338
	Refco Group Ltd., LLC
1,881,475	Term Loan, 4.85%, Maturing August 5, 2011	1,905,876
		$8,878,084

Food Products — 3.9%
	Acosta Sales Co., Inc.
522,375	Term Loan, 5.60%, Maturing August 13, 2010	530,374
	American Seafoods Holdings, LLC
292,075	Term Loan, 6.09%, Maturing September 30, 2007	292,623
744,752	Term Loan, 6.34%, Maturing March 31, 2009	756,622
	Atkins Nutritional, Inc.
414,404	Term Loan, 8.25%, Maturing November 26, 2009	290,601
	Del Monte Corp.
450,000	Term Loan, 4.27%, Maturing February 8, 2012	457,594
	Doane Pet Care Co.
1,074,600	Term Loan, 6.70%, Maturing November 5, 2009	1,094,077
	Interstate Brands Corp.
485,000	Term Loan, 6.77%, Maturing July 19, 2007	478,331
901,793	Term Loan, 7.05%, Maturing July 19, 2007	890,972
	Merisant Co.
1,470,564	Term Loan, 5.48%, Maturing January 31, 2010	1,471,483
	Michael Foods, Inc.
919,293	Term Loan, 5.07%, Maturing November 20, 2010	936,817
1,000,000	Term Loan, 6.59%, Maturing November 20, 2011	1,030,000
	National Dairy Holdings, L.P.
160,000	Term Loan, 4.83%, Maturing March 15, 2012	162,800

	Pinnacle Foods Holdings Corp.
$3,216,880	Term Loan, 5.81%, Maturing November 25, 2010	$3,258,599
	Reddy Ice Group, Inc.
985,000	Term Loan, 5.35%, Maturing July 31, 2009	990,849
		$12,641,742

Food Service — 3.5%
	AFC Enterprises, Inc.
916,696	Term Loan, 7.75%, Maturing May 23, 2009	926,150
	Buffets, Inc.
1,125,839	Term Loan, 6.27%, Maturing June 28, 2009	1,135,220
209,091	Term Loan, 6.59%, Maturing June 28, 2009	210,833
	Carrols Corp.
793,013	Term Loan, 5.38%, Maturing May 31, 2010	809,533
	CKE Restaurants, Inc.
255,621	Term Loan, 5.31%, Maturing May 1, 2010	261,372
	Denny’s, Inc.
1,246,878	Term Loan, 6.21%, Maturing September 21, 2009	1,279,608
	Domino’s, Inc.
3,136,341	Term Loan, 4.88%, Maturing June 25, 2010	3,191,227
	Gate Gourmet Borrower, LLC
1,230,000	Term Loan, 9.51%, Maturing December 31, 2008	1,205,016
	Jack in the Box, Inc.
742,500	Term Loan, 4.80%, Maturing January 8, 2011	754,566
	Maine Beverage Co., LLC
446,429	Term Loan, 6.22%, Maturing June 30, 2010	448,661
	Ruth Chris Steak House, Inc.
419,762	Term Loan, 6.00%, Maturing March 11, 2011	425,009
	Weight Watchers International, Inc.
497,500	Term Loan, 4.16%, Maturing March 31, 2010	503,926
		$11,151,121

Food/Drug Retailers — 3.0%
	Cumberland Farms, Inc.
2,335,092	Term Loan, 5.58%, Maturing September 8, 2008	2,354,065

	General Nutrition Centers, Inc.
$341,297	Term Loan, 5.86%, Maturing December 5, 2009	$346,416
	Giant Eagle, Inc.
2,834,149	Term Loan, 4.66%, Maturing August 6, 2009	2,883,746
	Roundy’s, Inc.
1,187,500	Term Loan, 4.84%, Maturing June 6, 2009	1,200,117
	The Jean Coutu Group (PJC), Inc.
1,916,622	Term Loan, 5.00%, Maturing July 30, 2011	1,956,902
	The Pantry, Inc.
1,061,076	Term Loan, 5.10%, Maturing March 12, 2011	1,082,630
		$9,823,876

Forest Products — 1.3%
	Boise Cascade Holdings, LLC
2,173,265	Term Loan, 5.13%, Maturing September 29, 2010	2,216,730
	Buckeye Technologies, Inc.
193,951	Term Loan, 4.86%, Maturing April 15, 2010	197,184
	Koch Cellulose, LLC
286,936	Term Loan, 4.44%, Maturing May 7, 2011	291,778
936,258	Term Loan, 5.34%, Maturing May 7, 2011	952,058
	RLC Industries Co.
585,964	Term Loan, 4.59%, Maturing February 24, 2010	588,162
		$4,245,912

Healthcare — 8.7%
	Accredo Health, Inc.
972,125	Term Loan, 4.60%, Maturing April 30, 2011	977,593
	Alliance Imaging, Inc.
1,204,361	Term Loan, 5.10%, Maturing June 10, 2008	1,225,062
	AMN Healthcare, Inc.
346,182	Term Loan, 6.10%, Maturing October 2, 2008	350,293

	AMR HoldCo, Inc.
$895,000	Term Loan, 5.35%, Maturing February 10, 2012	$909,544
	Ardent Health Services, Inc.
572,125	Term Loan, 5.25%, Maturing July 12, 2011	573,377
	Colgate Medical, Ltd.
312,500	Term Loan, 5.09%, Maturing December 30, 2008	317,285
	Community Health Systems, Inc.
3,421,556	Term Loan, 4.64%, Maturing August 19, 2011	3,474,406
	Concentra Operating Corp.
982,575	Term Loan, 5.17%, Maturing June 30, 2009	997,723
	Conmed Corp.
1,099,899	Term Loan, 5.02%, Maturing December 31, 2007	1,113,648
	Cross Country Healthcare, Inc.
306,517	Term Loan, 6.12%, Maturing June 5, 2009	309,582
	DJ Orthopedics, Inc.
949,367	Term Loan, 5.04%, Maturing May 15, 2009	967,761
	Encore Medical IHC, Inc.
839,375	Term Loan, 5.77%, Maturing October 4, 2010	853,539
	Envision Worldwide, Inc.
696,111	Term Loan, 7.68%, Maturing September 30, 2010	703,072
	FHC Health Systems, Inc.
348,214	Term Loan, 8.91%, Maturing December 18, 2009	354,308
243,750	Term Loan, 11.91%, Maturing December 18, 2009	246,797
750,000	Term Loan, 11.77%, Maturing February 7, 2011	768,750
	Hanger Orthopedic Group, Inc.
989,949	Term Loan, 6.59%, Maturing September 30, 2009	1,001,086
	Healthcare Partners, LLC
205,000	Term Loan, 6.75%, Maturing March 2, 2011	208,459
	Healthsouth Corp.
495,000	Term Loan, 7.25%, Maturing June 14, 2007	499,796
140,000	Term Loan, 2.85%, Maturing March 21, 2010	141,466

	Kinetic Concepts, Inc.
$283,958	Term Loan, 4.85%, Maturing October 3, 2009	$287,863
	Knowledge Learning Corp.
1,515,630	Term Loan, 5.35%, Maturing January 7, 2012	1,532,681
	Leiner Health Products, Inc.
530,988	Term Loan, 6.38%, Maturing May 27, 2011	540,944
	Magellan Health Services, Inc.
457,958	Term Loan, 5.03%, Maturing August 15, 2008	465,400
727,008	Term Loan, 5.26%, Maturing August 15, 2008	738,822
	Medcath Holdings Corp.
248,750	Term Loan, 5.12%, Maturing July 2, 2011	252,870
	National Mentor, Inc.
920,375	Term Loan, 6.02%, Maturing September 30, 2011	936,770
	Rural/Metro Operating Co., LLC
50,441	Term Loan, 5.25%, Maturing March 4, 2011	51,229
194,559	Term Loan, 5.43%, Maturing March 4, 2011	197,599
	Select Medical Holding Corp.
775,000	Term Loan, 4.63%, Maturing February 24, 2012	780,522
	Sunrise Medical Holdings, Inc.
504,900	Term Loan, 6.13%, Maturing May 13, 2010	510,580
	Sybron Dental Management, Inc.
754,601	Term Loan, 4.68%, Maturing June 6, 2009	759,435
	Team Health, Inc.
1,119,000	Term Loan, 6.56%, Maturing March 23, 2011	1,121,798
	Triad Hospitals Holdings, Inc.
1,445,632	Term Loan, 5.10%, Maturing March 31, 2008	1,472,035
	Vanguard Health Holding Co., LLC
1,654,181	Term Loan, 6.34%, Maturing September 23, 2011	1,688,557
	VWR International, Inc.
617,850	Term Loan, 5.17%, Maturing April 7, 2011	629,757
		$27,960,409

Home Furnishings — 3.1%
	General Binding Corp.
$436,000	Term Loan, 6.97%, Maturing January 15, 2008	$436,818
	Interline Brands, Inc.
1,532,720	Term Loan, 5.34%, Maturing December 31, 2010	1,551,879
	Jarden Corp.
1,396,500	Term Loan, 5.09%, Maturing January 24, 2012	1,416,575
	Juno Lighting, Inc.
394,568	Term Loan, 5.37%, Maturing November 21, 2010	402,460
	Knoll, Inc.
1,575,200	Term Loan, 5.95%, Maturing September 30, 2011	1,595,875
	Sealy Mattress Co.
1,465,619	Term Loan, 4.88%, Maturing April 6, 2012	1,496,152
	Simmons Co.
1,950,744	Term Loan, 5.63%, Maturing December 19, 2011	1,987,320
	Termpur-Pedic, Inc.
982,500	Term Loan, 5.34%, Maturing June 30, 2009	991,711
		$9,878,790

Industrial Equipment — 1.9%
	Alliance Laundry Holdings, LLC
277,200	Term Loan, 4.97%, Maturing January 27, 2012	280,781
	Bucyrus International, Inc.
101,000	Term Loan, 4.72%, Maturing July 28, 2010	103,020
	Chart Industries, Inc.
1,065,936	Term Loan, 6.63%, Maturing September 15, 2009	1,073,930
	Colfax Corp.
600,863	Term Loan, 5.38%, Maturing November 30, 2011	609,625
	Flowserve Corp.
1,129,339	Term Loan, 5.84%, Maturing June 30, 2009	1,151,220
	Gleason Corp.
271,514	Term Loan, 5.60%, Maturing July 27, 2011	276,265
750,000	Term Loan, 8.10%, Maturing January 31, 2012	766,875

	Itron, Inc.
$700,608	Term Loan, 5.39%, Maturing December 17, 2010	$709,074
	Maxim Crane Works, L.P.
475,000	Term Loan, 5.80%, Maturing January 28, 2010	485,094
510,000	Term Loan, 8.56%, Maturing January 28, 2012	528,806
		$5,984,690

Insurance — 3.1%
	Alliant Resources Group, Inc.
992,500	Term Loan, 6.88%, Maturing August 31, 2011	997,463
	CCC Information Services Group
1,033,811	Term Loan, 5.85%, Maturing August 20, 2010	1,046,733
	Conseco, Inc.
2,876,702	Term Loan, 6.35%, Maturing June 22, 2010	2,934,236
	Hilb, Rogal & Hobbs Co.
3,318,857	Term Loan, 5.38%, Maturing December 15, 2011	3,377,976
	U.S.I. Holdings Corp.
985,000	Term Loan, 5.23%, Maturing August 11, 2007	990,233
670,000	Term Loan, 5.27%, Maturing August 11, 2008	673,560
		$10,020,201

Leisure Goods/Activities/Movies — 6.7%
	Alliance Atlantis Communications, Inc.
339,000	Term Loan, 4.61%, Maturing December 31, 2011	344,721
	AMF Bowling Worldwide, Inc.
350,056	Term Loan, 5.89%, Maturing August 27, 2009	352,791
	Cinemark, Inc.
1,980,000	Term Loan, 4.35%, Maturing March 31, 2011	2,022,695
	Hollywood Entertainment Corp.
625,000	Term Loan, 6.35%, Maturing March 31, 2008	627,734
	Loews Cineplex Entertainment Corp.
2,073,007	Term Loan, 4.90%, Maturing July 30, 2011	2,111,715

	Metro-Goldwyn-Mayer Studios, Inc.
$4,477,500	Term Loan, 5.35%, Maturing April 30, 2011	$4,487,995
	Regal Cinemas Corp.
4,463,650	Term Loan, 5.09%, Maturing November 10, 2010	4,546,545
	Six Flags Theme Parks, Inc.
337,500	Revolving Loan, 2.37%, Maturing June 30, 2008	331,594
2,246,630	Term Loan, 5.25%, Maturing June 30, 2009	2,285,245
	Universal City Development Partners, Ltd.
1,007,475	Term Loan, 4.73%, Maturing June 9, 2011	1,025,106
	WMG Acquisition Corp.
3,366,000	Term Loan, 5.21%, Maturing February 28, 2011	3,397,206
		$21,533,347

Lodging and Casinos — 4.5%
	Alliance Gaming Corp.
1,696,174	Term Loan, 5.65%, Maturing September 5, 2009	1,706,775
	Ameristar Casinos, Inc.
294,255	Term Loan, 5.06%, Maturing December 31, 2006	299,098
1,176,214	Term Loan, 5.06%, Maturing December 31, 2006	1,196,063
	Argosy Gaming Co.
1,144,250	Term Loan, 4.85%, Maturing June 30, 2011	1,153,309
	CNL Hospitality Partners, L.P.
528,528	Term Loan, 5.25%, Maturing October 13, 2006	538,438
	CNL Resort Hotel, L.P.
850,000	Term Loan, 5.34%, Maturing August 18, 2006	850,000
	Globalcash Access, LLC
285,048	Term Loan, 5.60%, Maturing March 10, 2010	290,036
	Isle of Capri Casinos, Inc.
1,211,963	Term Loan, 4.53%, Maturing February 4, 2012	1,230,445
	Marina District Finance Co., Inc.
1,471,313	Term Loan, 4.99%, Maturing October 14, 2011	1,491,237

	Penn National Gaming, Inc.
$400,127	Term Loan, 5.55%, Maturing July 31, 2006	$402,128
	Pinnacle Entertainment, Inc.
735,000	Term Loan, 5.85%, Maturing August 27, 2010	748,322
	Seminole Tribe of Florida
350,000	Term Loan, 4.88%, Maturing September 30, 2011	354,594
	Venetian Casino Resort, LLC
2,031,035	Term Loan, 4.81%, Maturing June 15, 2011	2,058,708
	Wyndham International, Inc.
1,524,417	Term Loan, 7.56%, Maturing June 30, 2006	1,531,245
	Wynn Las Vegas, LLC
665,000	Term Loan, 4.98%, Maturing December 14, 2011	677,572
		$14,527,970

Nonferrous Metals/Minerals — 2.3%
	Compass Minerals Group, Inc.
395,099	Term Loan, 5.60%, Maturing November 28, 2009	400,778
	Consol Energy, Inc.
740,000	Term Loan, 5.19%, Maturing June 30, 2010	740,232
	Foundation Coal Corp.
778,191	Term Loan, 5.03%, Maturing July 30, 2011	792,004
	ICG, LLC
473,813	Term Loan, 5.36%, Maturing November 5, 2010	482,104
	International Mill Service, Inc.
249,375	Term Loan, 5.35%, Maturing December 31, 2010	253,427
1,000,000	Term Loan, 8.60%, Maturing October 26, 2011	1,017,500
	Magnequench, Inc.
435,466	Term Loan, 10.27%, Maturing September 30, 2009	440,365
500,000	Term Loan, 13.77%, Maturing December 31, 2009	505,625
	Novelis, Inc.
649,558	Term Loan, 4.50%, Maturing January 6, 2012	660,885
1,126,212	Term Loan, 4.50%, Maturing January 6, 2012	1,146,061

	Stillwater Mining Co.
$936,949	Term Loan, 6.23%, Maturing June 30, 2007	$958,031
		$7,397,012

Oil and Gas — 6.0%
	Beldon & Blake Corp.
445,257	Term Loan, 5.05%, Maturing July 21, 2011	452,492
	Dresser Rand Group, Inc.
444,431	Term Loan, 5.35%, Maturing October 29, 2011	452,765
	Dresser, Inc.
254,878	Term Loan, 5.60%, Maturing April 10, 2009	260,294
	Dynegy Holdings, Inc.
2,630,125	Term Loan, 6.72%, Maturing May 28, 2010	2,688,482
	El Paso Corp.
1,071,750	Term Loan, 5.27%, Maturing November 23, 2009	1,086,487
2,269,952	Term Loan, 5.63%, Maturing November 23, 2009	2,304,712
	Getty Petroleum Marketing, Inc.
1,520,000	Term Loan, 6.36%, Maturing May 19, 2010	1,547,550
	LB Pacific, L.P.
545,000	Term Loan, 6.01%, Maturing March 3, 2012	555,559
	Lyondell-Citgo Refining, L.P.
942,875	Term Loan, 4.59%, Maturing May 21, 2007	957,607
	Magellan Midstream Holdings, L.P.
1,349,928	Term Loan, 5.09%, Maturing December 10, 2011	1,373,552
	Mainline, L.P.
800,000	Term Loan, 5.43%, Maturing December 17, 2011	810,000
	Semgroup, L.P.
267,692	Term Loan, 7.50%, Maturing August 27, 2008	270,871
312,308	Term Loan, 7.50%, Maturing August 27, 2008	316,016
	Sprague Energy Corp.
514,286	Revolving Loan, 2.48%, Maturing August 10, 2007	513,000

	The Premcor Refining Group, Inc.
$2,000,000	Term Loan, 4.44%, Maturing April 13, 2009	$2,027,500
	Universal Compression, Inc.
555,000	Term Loan, 4.85%, Maturing February 15, 2012	563,758
	Williams Production RMT Co.
2,952,637	Term Loan, 5.31%, Maturing May 30, 2007	3,004,309
		$19,184,954

Publishing — 9.2%
	Advanstar Communications, Inc.
243,714	Term Loan, 7.35%, Maturing November 17, 2007	245,491
	Advertising Directory Solution
1,371,563	Term Loan, 6.60%, Maturing May 9, 2010	1,405,137
723,248	Term Loan, 4.85%, Maturing November 9, 2011	726,035
	ALM Media Holdings, Inc.
714,717	Term Loan, 6.21%, Maturing March 4, 2010	722,310
	American Media Operations, Inc.
116,116	Term Loan, 5.56%, Maturing April 1, 2006	115,971
1,098,681	Term Loan, 5.31%, Maturing April 1, 2007	1,116,878
873,909	Term Loan, 5.31%, Maturing April 1, 2008	888,657
	CBD Media, LLC
500,000	Term Loan, 5.09%, Maturing December 31, 2009	507,396
	Dex Media East, LLC
1,366,083	Term Loan, 4.69%, Maturing November 8, 2008	1,387,428
1,631,864	Term Loan, 4.62%, Maturing May 8, 2009	1,661,017
	Dex Media West, LLC
658,904	Term Loan, 4.91%, Maturing September 9, 2009	669,291
2,099,087	Term Loan, 4.66%, Maturing March 9, 2010	2,136,039
	Freedom Communications
1,425,000	Term Loan, 4.60%, Maturing May 18, 2012	1,451,006

	Herald Media, Inc.
$148,875	Term Loan, 5.56%, Maturing July 22, 2011	$151,620
500,000	Term Loan, 8.56%, Maturing January 22, 2012	509,688
	Lamar Media Corp.
2,493,750	Term Loan, 4.53%, Maturing June 30, 2010	2,526,869
	Liberty Group Operating, Inc.
725,000	Term Loan, 6.75%, Maturing February 28, 2012	736,328
	Merrill Communications, LLC
696,565	Term Loan, 5.22%, Maturing February 9, 2009	706,361
	Morris Publishing Group, LLC
790,000	Term Loan, 4.63%, Maturing September 30, 2010	796,666
1,197,000	Term Loan, 4.88%, Maturing March 31, 2011	1,213,833
	Nebraska Book Co., Inc.
480,150	Term Loan, 5.88%, Maturing March 4, 2011	487,952
	R.H. Donnelley Corp.
134,799	Term Loan, 4.68%, Maturing December 31, 2009	136,350
2,800,188	Term Loan, 4.73%, Maturing June 30, 2010	2,851,101
	Source Media, Inc.
248,471	Term Loan, 5.34%, Maturing November 8, 2011	252,353
250,000	Term Loan, 8.46%, Maturing August 30, 2012	255,391
	SP Newsprint Co.
969,921	Term Loan, 5.59%, Maturing January 9, 2010	990,532
516,316	Term Loan, 5.85%, Maturing January 9, 2010	525,351
	Sun Media Corp.
2,396,087	Term Loan, 4.73%, Maturing February 7, 2009	2,435,522
	Transwestern Publishing Co., LLC
396,563	Term Loan, 4.52%, Maturing February 25, 2011	398,545
792,002	Term Loan, 7.50%, Maturing February 25, 2011	801,571
	Weekly Reader Corp.
750,000	Term Loan, 6.76%, Maturing March 18, 2009	751,406
		$29,560,095

Radio and Television — 4.9%
	Adams Outdoor Advertising, L.P.
$300,000	Term Loan, 6.17%, Maturing April 15, 2012	$304,969
	Block Communications, Inc.
925,157	Term Loan, 5.35%, Maturing November 30, 2009	933,830
	CanWest Media, Inc.
1,998,142	Term Loan, 5.04%, Maturing August 15, 2009	2,029,363
	DirecTV Holdings, LLC
3,270,303	Term Loan, 4.56%, Maturing March 6, 2010	3,281,340
	Gray Television, Inc.
997,500	Term Loan, 4.35%, Maturing December 31, 2010	1,012,047
	NEP Supershooters, L.P.
534,505	Term Loan, 10.85%, Maturing August 3, 2011	530,496
	Nexstar Broadcasting, Inc.
670,846	Term Loan, 6.35%, Maturing December 31, 2010	674,200
366,317	Term Loan, 6.50%, Maturing December 31, 2010	368,149
	Rainbow National Services, LLC
1,488,680	Term Loan, 5.69%, Maturing March 31, 2012	1,512,561
	Raycom National, LLC
1,200,000	Term Loan, 4.56%, Maturing February 24, 2012	1,218,000
	Spanish Broadcasting System
1,246,843	Term Loan, 6.10%, Maturing October 31, 2009	1,267,105
	Susquehanna Media Co.
2,650,000	Term Loan, 5.17%, Maturing March 31, 2012	2,699,688
		$15,831,748

Rail Industries — 0.4%
	Kansas City Southern Industries, Inc.
369,075	Term Loan, 4.53%, Maturing March 30, 2008	375,488
	Railamerica, Inc.
685,289	Term Loan, 4.88%, Maturing September 29, 2011	699,280

$81,009	Term Loan, 4.88%, Maturing September 29, 2011	$82,646
		$1,157,414
Retailers (Except Food and Drug) — 5.2%
	American Achievement Corp.
314,938	Term Loan, 5.25%, Maturing March 25, 2011	320,056
	Amscan Holdings, Inc.
496,250	Term Loan, 5.61%, Maturing April 30, 2012	500,592
	Coinmach Laundry Corp.
3,781,523	Term Loan, 5.77%, Maturing July 25, 2009	3,833,519
	CSK Auto, Inc.
1,980,000	Term Loan, 4.85%, Maturing June 20, 2009	2,002,275
	FTD, Inc.
465,588	Term Loan, 5.11%, Maturing February 28, 2011	473,736
	Harbor Freight Tools USA, Inc.
995,000	Term Loan, 5.04%, Maturing July 15, 2010	1,004,079
	Home Interiors & Gifts, Inc.
681,969	Term Loan, 8.38%, Maturing March 31, 2011	660,487
	Josten’s Corp.
2,347,400	Term Loan, 5.19%, Maturing December 6, 2011	2,388,235
	Musicland Group, Inc.
342,264	Revolving Loan, 2.48%, Maturing August 11, 2008	343,119
	Oriental Trading Co., Inc.
1,804,749	Term Loan, 5.38%, Maturing August 4, 2010	1,838,588
	Rent-A-Center, Inc.
1,278,440	Term Loan, 4.46%, Maturing June 30, 2010	1,298,255
	Savers, Inc.
365,665	Term Loan, 6.77%, Maturing August 4, 2009	368,636
500,000	Term Loan, 10.48%, Maturing August 4, 2010	506,250
	Travelcenters of Ameria, Inc.
1,061,000	Term Loan, 4.51%, Maturing October 1, 2008	1,073,599
		$16,611,426

Surface Transport — 0.8%

	Horizon Lines, LLC
$248,125	Term Loan, 5.60%, Maturing July 7, 2011	$250,813
	NFIL Holdings Corp.
328,188	Term Loan, 4.40%, Maturing February 27, 2010	333,931
892,713	Term Loan, 4.91%, Maturing February 27, 2010	906,103
	Sirva Worldwide, Inc.
1,197,059	Term Loan, 5.17%, Maturing December 31, 2010	1,181,347
		$2,672,194

Telecommunications — 8.3%
	Alaska Communications Systems Holdings, Inc.
530,000	Term Loan, 5.09%, Maturing February 1, 2012	539,026
	American Tower, L.P.
1,339,875	Term Loan, 4.23%, Maturing August 31, 2011	1,360,287
	Cellular South, Inc.
347,375	Term Loan, 4.74%, Maturing May 4, 2011	353,346
	Centennial Cellular Operating Co., LLC
1,980,000	Term Loan, 5.46%, Maturing February 9, 2011	2,018,208
	Consolidated Communications, Inc.
1,486,656	Term Loan, 5.34%, Maturing October 14, 2011	1,501,522
	D&E Communications, Inc.
469,025	Term Loan, 4.92%, Maturing December 31, 2011	474,888
	Fairpoint Communications, Inc.
1,130,000	Term Loan, 5.15%, Maturing February 8, 2012	1,148,363
	Iowa Telecommunications Service
334,000	Term Loan, 5.08%, Maturing November 23, 2005	339,288
	Nextel Partners Operation Corp.
1,325,000	Term Loan, 5.44%, Maturing May 31, 2011	1,346,946

	nTelos, Inc.
$648,375	Term Loan, 5.35%, Maturing February 18, 2011	$654,319
	Qwest Corp.
5,000,000	Term Loan, 7.39%, Maturing June 4, 2007	5,180,080
	SBA Senior Finance, Inc.
1,956,568	Term Loan, 5.96%, Maturing October 31, 2008	1,995,699
	Spectrasite Communications, Inc.
1,222,935	Term Loan, 4.52%, Maturing May 23, 2012	1,239,113
	Stratos Global Corp.
805,000	Term Loan, 5.34%, Maturing December 3, 2010	817,578
	Triton PCS, Inc.
827,925	Term Loan, 6.10%, Maturing November 18, 2009	845,104
	USA Mobility, Inc.
156,989	Term Loan, 5.33%, Maturing November 16, 2006	158,167
	Valor Telecom Enterprise, LLC
1,236,700	Term Loan, 6.24%, Maturing February 14, 2012	1,256,796
	Viasystems, Inc.
997,500	Term Loan, 6.49%, Maturing September 30, 2009	1,007,682
	Westcom Corp.
475,000	Term Loan, 5.41%, Maturing December 17, 2010	483,016
600,000	Term Loan, 9.66%, Maturing May 17, 2011	624,000
	Western Wireless Corp.
3,326,119	Term Loan, 5.72%, Maturing May 28, 2011	3,349,678
	Winstar Communications, Inc.
169,348	DIP Loan, 0.00%, Maturing December 31, 2005 (2) (3)	61,609
		$26,754,715

Utilities — 3.2%
	Allegheny Energy Supply Co., LLC
1,835,931	Term Loan, 5.11%, Maturing October 28, 2011	1,863,470
	Coleto Creek WLE, L.P.
906,820	Term Loan, 5.10%, Maturing June 30, 2011	927,601

	KGen, LLC
$480,000	Term Loan, 5.64%, Maturing August 5, 2011	$483,600
	Murray Energy Corp.
750,000	Term Loan, 5.94%, Maturing January 28, 2010	763,125
	NRG Energy, Inc.
865,427	Term Loan, 4.33%, Maturing December 20, 2011	879,923
1,097,962	Term Loan, 5.25%, Maturing December 20, 2011	1,116,353
	Pike Electric, Inc.
260,000	Term Loan, 5.00%, Maturing July 1, 2012	264,631
444,000	Term Loan, 5.06%, Maturing July 1, 2012	451,215
	Plains Resources, Inc.
1,006,686	Term Loan, 4.72%, Maturing July 23, 2010	1,020,843
	Reliant Energy, Inc.
1,265,000	Term Loan, 6.02%, Maturing December 22, 2010	1,282,055
	Texas Genco, LLC
1,150,044	Term Loan, 5.01%, Maturing December 14, 2011	1,167,294
		$10,220,110

Total Senior, Floating Rate Interests
(identified cost $460,404,800)		$465,910,833

Corporate Bonds & Notes — 14.6%

Principal
Amount
(000’s omitted)	Security

Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
300	9.25%, 6/1/11	324,000
	BE Aerospace, Sr. Sub. Notes, Series B
35	8.00%, 3/1/08	34,912
	Sequa Corp.
300	8.875%, 4/1/08	316,500
	Standard Aero Holdings, Inc., Sr. Sub. Notes
15	8.25%, 9/1/14 (4)	15,600
		$691,012

Air Transport — 0.4%
	American Airlines
$895	7.80%, 10/1/06	$819,983
15	8.608%, 4/1/11	13,835
20	7.858%, 10/1/11	20,444
	Continental Airlines
294	7.033%, 6/15/11	248,831
	Delta Air Lines
6	7.779%, 11/18/05	4,477
69	9.50%, 11/18/08 (4)	56,925
	Northwest Airlines, Inc.
25	8.875%, 6/1/06	21,250
		$1,185,745

Automotive — 0.4%
	Altra Industrial Motion
35	9.00%, 12/1/11 (4)	34,825
	Delphi Auto Systems Corp.
105	6.55%, 6/15/06	103,247
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
470	9.75%, 11/1/13	474,700
	Metaldyne Corp.
30	11.00%, 6/15/12	24,450
	Metaldyne Corp., Sr. Notes
105	10.00%, 11/1/13 (4)	96,075
	Tenneco Automotive, Inc., Sr. Notes, Series B
230	10.25%, 7/15/13	257,600
	Tenneco Automotive, Inc., Sr. Sub. Notes
140	8.625%, 11/15/14 (4)	136,850
	TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	73,125
	United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	65,162
		$1,266,034

Building and Development — 0.2%
	Coleman Cable, Inc., Sr. Notes
60	9.875%, 10/1/12 (4)	61,500

	MAAX Corp., Sr. Sub. Notes
$65	9.75%, 6/15/12	$66,625
	Mueller Group, Inc., Sr. Sub. Notes
185	10.00%, 4/25/11	200,725
	Mueller Holdings, Inc., Disc. Notes
105	14.75%, 4/15/14	72,975
	Owens Corning
10	7.70%, 5/1/08 (3)	6,650
	Ply Gem Industries, Inc., Sr. Sub. Notes
120	9.00%, 2/15/12	114,000
	RMCC Acquisition Co., Sr. Sub. Notes
180	9.50%, 11/1/12 (4)	177,300
		$699,775

Business Equipment and Services — 0.2%
	Amerco, Inc.
180	9.00%, 3/15/09	189,900
	Quintiles Transnational Corp., Sr. Sub. Notes
260	10.00%, 10/1/13	293,800
	Williams Scotsman, Inc., Sr. Notes
50	10.00%, 8/15/08	53,750
		$537,450

Cable and Satellite Television — 0.4%
	Adelphia Communications, Sr. Notes, Series B
270	9.25%, 10/1/32 (3)	228,825
	Charter Communication Holdings II, Sr. Notes
60	10.25%, 9/15/10	61,500
	Charter Communications Holdings, LLC, Sr. Notes
85	10.25%, 1/15/10	68,637
	Ono Finance PLC, Sr. Notes
45	14.00%, 2/15/11	51,412
	PanAmSat Corp.
101	9.00%, 8/15/14	107,060
	Rogers Cable, Inc.
85	6.75%, 3/15/15	84,150
	UGS Corp., Sr. Sub. Notes
545	10.00%, 6/1/12 (4)	604,950
		$1,206,534

Chemicals and Plastics — 0.9%
	Avecia Group PLC
$25	11.00%, 7/1/09	$26,250
	BCP Caylux Holdings, Sr. Sub. Notes
172	9.625%, 6/15/14	196,940
	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
95	9.00%, 7/15/14 (4)	103,075
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
179	10.50%, 10/1/14 (4)	126,195
	Equistar Chemical, Sr. Notes
110	10.625%, 5/1/11	124,025
	Hercules, Inc.
30	11.125%, 11/15/07	34,500
	Huntsman International, LLC, Sr. Notes
80	9.875%, 3/1/09	86,800
	Huntsman, LLC
91	11.625%, 10/15/10	106,925
	Innophos, Inc., Sr. Sub. Notes
40	8.875%, 8/15/14 (4)	42,200
	Key Plastics, LLC, Jr. Sub. Notes
65	4.00%, 4/26/07 (2)	65,807
	Key Plastics, LLC, Sr. Sub. Notes
118	7.00%, 4/26/07 (2)	118,595
	Lyondell Chemical Co., Series A
40	9.625%, 5/1/07	43,100
	Lyondell Chemical Co., Sr. Notes
247	10.50%, 6/1/13	285,285
	Milacron Escrow Corp.
315	11.50%, 5/15/11	344,925
	Nalco Co., Sr. Sub. Notes
100	8.875%, 11/15/13	107,500
	OM Group, Inc.
460	9.25%, 12/15/11	476,100
	Polyone Corp., Sr. Notes
130	10.625%, 5/15/10	144,950
	Rhodia SA, Sr. Notes
450	10.25%, 6/1/10	492,750
	Solo Cup Co., Sr. Sub. Notes
10	8.50%, 2/15/14	10,000
		$2,935,922

Clothing/Textiles — 0.3%
	GFSI, Inc., Sr. Sub. Notes, Series B
$60	9.625%, 3/1/07	$57,900
	Levi Strauss & Co., Sr. Notes
270	12.25%, 12/15/12	295,650
	Levi Strauss & Co., Sr. Notes, Variable Rate
100	7.73%, 4/1/12 (4)	98,750
	Oxford Industries, Inc., Sr. Notes
100	8.875%, 6/1/11	106,500
	Perry Ellis International, Inc., Sr. Sub. Notes
60	8.875%, 9/15/13	62,100
	Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11	40,800
100	8.125%, 5/1/13	105,250
	William Carter, Series B
104	10.875%, 8/15/11	115,440
		$882,390

Commercial Services — 0.1%
	Affinity Group, Inc., Sr. Sub. Notes
120	9.00%, 2/15/12	126,600
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
150	9.875%, 8/15/11	159,750
	Vertis, Inc., Sub. Notes
75	13.50%, 12/7/09 (4)	61,500
		$347,850

Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
500	10.25%, 10/15/11 (4)	547,500
	Rexnord Corp.
65	10.125%, 12/15/12	71,825
		$619,325

Consumer Products — 0.1%
	Fedders North America, Inc.
$95	9.875%, 3/1/14	$71,725
	Samsonite Corp., Sr. Sub. Notes
195	8.875%, 6/1/11	205,237
		$276,962

Containers and Glass Products — 0.3%
	Crown Euro Holdings SA
65	9.50%, 3/1/11	71,662
340	10.875%, 3/1/13	396,100
	Intertape Polymer US, Inc., Sr. Sub. Notes
180	8.50%, 8/1/14	177,855
	Jefferson Smurfit
170	8.25%, 10/1/12	175,525
	Owens-Illinois, Inc., Sr. Notes
70	8.10%, 5/15/07	72,800
	Pliant Corp.
95	11.125%, 6/15/09	85,975
		$979,917

Ecological Services and Equipment — 0.2%
	Allied Waste North America, Series B
140	8.875%, 4/1/08	145,425
130	9.25%, 9/1/12	139,750
	IMCO Recycling Escrow, Inc., Sr. Notes
70	9.00%, 11/15/14 (4)	73,850
	National Waterworks, Inc., Series B
115	10.50%, 12/1/12	128,512
	Waste Services, Inc., Sr. Sub. Notes
280	9.50%, 4/15/14 (4)	284,200
		$771,737

Electronics/Electrical — 0.1%
	AMI Semiconductor, Inc., Sr. Sub. Notes
121	10.75%, 2/1/13	145,502
	CPI HoldCo, Inc., Sr. Notes, Variable Rate
50	8.83%, 2/1/15 (4)	48,500
	Danka Business Systems, Sr. Notes
25	11.00%, 6/15/10	24,125
		$218,127

Engineering — 0.0%
	Shaw Group, Inc., Sr. Notes
$80	10.75%, 3/15/10	$87,200
		$87,200

Entertainment — 0.3%
	AMC Entertainment, Inc., Sr. Sub. Notes
115	9.875%, 2/1/12	121,900
	LCE Acquisition Corp., Sr. Sub. Notes
280	9.00%, 8/1/14 (4)	280,000
	Marquee Holdings, Inc., Sr. Disc. Notes
325	12.00%, 8/15/14 (4)	217,750
	Royal Caribbean Cruises, Sr. Notes
245	8.75%, 2/2/11	279,606
		$899,256

Equipment Leasing — 0.0%
	United Rentals North America, Inc.
40	6.50%, 2/15/12	39,100
	United Rentals North America, Inc., Sr. Sub. Notes
125	7.00%, 2/15/14	115,000
		$154,100

Financial Intermediaries — 1.6%
	Alzette, Variable Rate
500	8.691%, 12/15/20	500,000
	Avalon Capital, Ltd. 3, Series 1A, Class D, Variable Rate
380	4.82%, 2/24/19 (4)	380,000
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
500	5.315%, 4/15/19 (4)	500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	4.941%, 1/15/19 (4)	500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C
500	5.224%, 8/15/16 (4)	500,000

	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
$500	8.297%, 3/8/17	$500,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
500	4.055%, 7/30/16 (4)	500,000
	E*Trade Financial Corp., Sr. Notes
130	8.00%, 6/15/11	134,550
	General Motors Acceptance Corp.
225	6.125%, 9/15/06	224,039
	General Motors Acceptance Corp., Variable Rate
380	3.92%, 10/20/05	379,192
95	3.695%, 5/18/06	92,979
	Refco Finance Holdings, LLC, Sr. Sub. Notes
315	9.00%, 8/1/12 (4)	335,475
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
500	5.337%, 3/21/17	500,000
		$5,046,235

Food Products — 0.6%
	American Seafood Group, LLC
400	10.125%, 4/15/10	432,000
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
220	11.50% (0.00% until 2008), 11/1/11 (4)	155,100
	Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	184,187
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,080	8.25%, 12/1/13	928,800
	UAP Holding Corp., Sr. Disc. Notes
265	10.75%, 7/15/12	212,000
	United Agricultural Products, Sr. Notes
50	8.25%, 12/15/11	52,250
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
42	9.50%, 4/1/11	45,570
		$2,009,907

Forest Products — 0.4%
	Boise Cascade, LLC, Sr. Notes, Variable Rate
$80	5.535%, 10/15/12 (4)	$82,000
	Caraustar Industries, Inc., Sr. Sub. Notes
260	9.875%, 4/1/11	274,300
	Georgia-Pacific Corp.
145	9.50%, 12/1/11	171,825
180	9.375%, 2/1/13	202,050
	MDP Acquisitions/JSG Funding PLC, Sr. Notes
250	9.625%, 10/1/12	270,000
	Neenah Paper, Inc., Sr. Notes
55	7.375%, 11/15/14 (4)	53,075
	Newark Group, Inc., Sr. Sub. Notes
155	9.75%, 3/15/14	158,100
		$1,211,350

Healthcare — 0.8%
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
130	10.00%, 2/15/15 (4)	135,850
	Ardent Health Services, Inc., Sr. Sub. Notes
125	10.00%, 8/15/13	148,750
	HCA, Inc.
90	5.50%, 12/1/09	89,441
	Healthsouth Corp.
145	7.625%, 6/1/12	139,925
	Healthsouth Corp., Sr. Notes
245	8.375%, 10/1/11	242,550
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
120	8.75%, 2/15/12	122,400
	Magellan Health Services, Inc., Sr. Notes, Series A
90	9.375%, 11/15/08	97,312
	Medical Device Manufacturing, Inc., Sr. Sub. Notes, Series B
125	10.00%, 7/15/12	134,375
	Medquest, Inc.
205	11.875%, 8/15/12	201,925
	National Mentor, Inc., Sr. Sub. Notes
70	9.625%, 12/1/12 (4)	73,325

	National Nephrology Association, Sr. Sub. Notes
$65	9.00%, 11/1/11 (4)	$72,394
	Pacificare Health System
146	10.75%, 6/1/09	162,060
	Rotech Healthcare, Inc.
5	9.50%, 4/1/12	5,400
	Tenet Healthcare Corp., Sr. Notes
30	9.875%, 7/1/14	31,350
	US Oncology, Inc., Sr. Notes
120	9.00%, 8/15/12 (4)	127,200
	US Oncology, Inc., Sr. Sub. Notes
240	10.75%, 8/15/14 (4)	265,200
	Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
255	9.00%, 10/1/14	269,662
	VWR International, Inc., Sr. Sub. Notes
120	8.00%, 4/15/14	122,100
		$2,441,219

Home Furnishings — 0.0%
	Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	21,150
	Interline Brands, Inc., Sr. Sub. Notes
32	11.50%, 5/15/11	36,640
		$57,790

Industrial Equipment — 0.2%
	Case New Holland, Inc., Sr. Notes
110	9.25%, 8/1/11 (4)	117,700
	Manitowoc Co., Inc. (The)
29	10.50%, 8/1/12	33,060
	Terex Corp.
95	10.375%, 4/1/11	103,787
	Thermadyne Holdings Corp., Sr. Sub. Notes
265	9.25%, 2/1/14	255,725
		$510,272

Industrial Gases — 0.0%
	Flowserve Corp.
5	12.25%, 8/15/10	5,462
		$5,462

Information Technology — 0.0%
	Stratus Technologies, Inc., Sr. Notes
$25	10.375%, 12/1/08	$24,875
		$24,875

Leisure Goods/Activities/Movies — 0.0%
	True Temper Sports, Inc., Sr. Sub. Notes
25	8.375%, 9/15/11	23,375
	Universal City Development Partners, Sr. Notes
95	11.75%, 4/1/10	108,775
		$132,150

Lodging and Casinos — 0.8%
	Ameristar Casinos, Inc.
95	10.75%, 2/15/09	104,262
	Chukchansi EDA, Sr. Notes
230	14.50%, 6/15/09 (4)	284,050
	Hollywood Casino Shreveport, 1st Mtg. Notes
70	13.00%, 8/1/06 (3)	58,100
	Host Marriott L.P., Sr. Notes
30	6.375%, 3/15/15 (4)	28,800
	Inn of the Mountain Gods, Sr. Notes
165	12.00%, 11/15/10	194,700
	Kerzner International
210	8.875%, 8/15/11	226,275
	Majestic Star Casino LLC
240	9.50%, 10/15/10	252,300
	Meristar Hospitality Operations/Finance
130	10.50%, 6/15/09	139,750
	Mohegan Tribal Gaming, Sr. Sub. Notes
60	8.00%, 4/1/12	63,900
	MTR Gaming Group, Series B
110	9.75%, 4/1/10	120,450
	OED Corp. / Diamond Jo
140	8.75%, 4/15/12	132,650

	Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
$15	10.75%, 2/1/12	$15,375
	Seneca Gaming Corp., Sr. Notes
105	7.25%, 5/1/12	105,000
	Trump Atlantic City Associates, Inc.
295	11.25%, 5/1/06 (3)	290,575
	Trump Holdings and Funding, Sr. Notes
275	11.625%, 3/15/10 (3)	300,437
	Waterford Gaming LLC, Sr. Notes
395	8.625%, 9/15/12 (4)	416,725
		$2,733,349

Manufacturing — 0.0%
	Aearo Co. I, Sr. Sub. Notes
65	8.25%, 4/15/12	68,900
		$68,900

Nonferrous Metals/Minerals — 0.1%
	Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12 (4)	84,375
	General Cable Corp., Sr. Notes
45	9.50%, 11/15/10	49,725
	Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	149,225
		$283,325

Oil and Gas — 1.0%
	ANR Pipeline Co.
70	8.875%, 3/15/10	76,049
	Coastal Corp., Sr. Debs.
130	9.625%, 5/15/12	142,350
	Dresser, Inc.
110	9.375%, 4/15/11	117,150
	Dynegy Holdings, Inc., Sr. Notes
5	10.125%, 7/15/13 (4)	5,475
	Dynergy Holdings, Inc., Sr. Debs.
20	7.625%, 10/15/26	15,525
	El Paso Corp.
105	6.95%, 12/15/07	106,837
	El Paso Production Holding Co.
95	7.75%, 6/1/13	96,662

	Giant Industries
$130	8.00%, 5/15/14	$130,650
	Hanover Compressor Co., Sr. Sub. Notes
355	0.00%, 3/31/07	314,175
	Hanover Equipment Trust 01, Series B
70	8.75%, 9/1/11	74,200
	Northwest Pipeline Corp.
70	8.125%, 3/1/10	75,250
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	94,350
	Petrobras International Finance Co.
30	7.75%, 9/15/14	29,550
	Plains E&P Co., Sr. Sub. Notes
115	8.75%, 7/1/12	125,925
	Port Arthur Finance Corp.
287	12.50%, 1/15/09	333,773
	Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	235,725
	Premcor Refining Group, Sr. Sub. Notes
40	7.75%, 2/1/12	41,500
	SESI, LLC
220	8.875%, 5/15/11	235,950
	Southern Natural Gas
50	8.875%, 3/15/10	54,465
150	8.00%, 3/1/32	161,800
	Titan Petrochemicals Group, Ltd.
35	8.50%, 3/18/12 (4)	32,900
	Transmontaigne, Inc., Sr. Sub. Notes
320	9.125%, 6/1/10	340,800
	United Refining Co., Sr. Notes
135	10.50%, 8/15/12	136,350
70	10.50%, 8/15/12 (4)	70,700
	Williams Cos., Inc. (The)
45	8.75%, 3/15/32	53,663
		$3,101,774

Publishing — 0.8%
	Advanstar Communications, Inc.
185	10.75%, 8/15/10	206,738

	Advanstar Communications, Inc., Variable Rate
$1,478	10.294%, 8/15/08	$1,536,600
	Advertising Directory Solutions, Sr. Notes
45	9.25%, 11/15/12 (4)	47,475
	American Media Operations, Inc., Series B
170	10.25%, 5/1/09	175,950
	CBD Media, Inc., Sr. Sub. Notes
70	8.625%, 6/1/11	72,450
	Dex Media East LLC
80	9.875%, 11/15/09	88,400
	Dex Media West LLC, Sr. Sub. Notes
217	9.875%, 8/15/13	243,040
	Houghton Mifflin Co., Sr. Sub. Notes
190	9.875%, 2/1/13	196,650
	Primedia, Inc.
35	8.875%, 5/15/11	36,663
		$2,603,966

Radio and Television — 1.4%
	CanWest Media, Inc., Sr. Sub. Notes
120	10.625%, 5/15/11	131,400
217	8.00%, 9/15/12	229,805
	CSC Holdings, Inc., Sr. Sub. Notes
180	10.50%, 5/15/16	198,900
	Fisher Communications, Inc., Sr. Notes
55	8.625%, 9/15/14	59,125
	Insight Communications, Sr. Disc. Notes
445	12.25%, 2/15/11	445,000
	Kabel Deutschland GMBH
345	10.625%, 7/1/14 (4)	382,950
	LBI Media, Inc., Sr. Disc. Notes
80	11.00%, 10/15/13	59,200
	Muzak LLC/Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	16,500
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
230	11.375%, 4/1/13	181,700

	Nextmedia Operating, Inc.
$120	10.75%, 7/1/11	$131,550
	Paxson Communications Corp.
65	12.25%, 1/15/09	60,775
	Paxson Communications Corp., Variable Rate
2,000	5.41%, 1/15/10 (4)	2,015,000
	Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12 (4)	108,000
	Rainbow National Services, LLC, Sr. Sub. Debs.
380	10.375%, 9/1/14 (4)	426,550
	Sinclair Broadcast Group, Inc., Convertible Bond
35	4.875%, 7/15/18	30,713
		$4,477,168

Rail Industries — 0.0%
	Progress Rail Services Corp., Sr. Notes
105	7.75%, 4/1/12 (4)	105,525
		$105,525

Retailers (Except Food and Drug) — 0.1%
	Coinmach Corp., Sr. Notes
29	9.00%, 2/1/10	30,305
	Home Interiors & Gifts, Inc.
40	10.125%, 6/1/08	33,200
	JC Penny Co., Inc.
75	7.125%, 11/15/23	76,125
	Jostens Holding Corp., Sr. Disc. Notes
45	10.25%, 12/1/13	33,075
		$172,705

Semiconductors — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
415	7.75%, 11/1/12 (4)	409,813
	Amkor Technologies, Inc.
60	5.75%, 6/1/06	57,150
	Amkor Technologies, Inc., Sr. Notes
45	7.125%, 3/15/11	38,138
445	7.75%, 5/15/13	376,025
	STATS ChipPAC Ltd., Sr. Notes
70	6.75%, 11/15/11 (4)	66,500
		$947,626

Surface Transport — 0.1%
	Horizon Lines, LLC
$150	9.00%, 11/1/12 (4)	$160,500
	OMI Corp., Sr. Notes
45	7.625%, 12/1/13	46,969
	Petroleum Helicopters, Series B
15	9.375%, 5/1/09	16,013
	Quality Distribution LLC/QD Capital Corp.
70	9.00%, 11/15/10	68,950
		$292,432

Telecommunications — 1.8%
	AirGate PCS, Inc., Sr. Notes, Variable Rate
60	6.41%, 10/15/11 (4)	61,500
	Alamosa Delaware, Inc., Sr. Disc. Notes
90	12.00%, 7/31/09	98,325
	Alamosa Delaware, Inc., Sr. Notes
225	11.00%, 7/31/10	257,063
15	8.50%, 1/31/12	15,619
	American Tower Corp., Sr. Notes
74	9.375%, 2/1/09	78,070
	Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
17	10.75%, 12/15/08	17,595
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
320	10.125%, 6/15/13	355,200
	Inmarsat Finance PLC
235	7.625%, 6/30/12	235,000
	LCI International, Inc., Sr. Notes
175	7.25%, 6/15/07	165,813
	New Skies Satellites NV, Sr. Notes, Variable Rate
110	7.438%, 11/1/11 (4)	112,750
	New Skies Satellites NV, Sr. Sub. Notes
145	9.125%, 11/1/12 (4)	148,625

	Nextel Communications, Inc., Sr. Notes
$10	7.375%, 8/1/15	$10,613
	Nextel Partners, Inc., Sr. Notes
11	12.50%, 11/15/09	12,155
	Nortel Networks Ltd.
410	4.25%, 9/1/08	381,300
	Qwest Capital Funding, Inc.
250	7.75%, 8/15/06	254,063
25	7.90%, 8/15/10	24,063
	Qwest Services Corp.
135	13.00%, 12/15/07 (4)	150,863
238	14.00%, 12/15/10 (4)	276,675
	Rogers Wireless, Inc.
300	7.50%, 3/15/15	311,250
	Rogers Wireless, Inc., Sr. Sub. Notes
90	8.00%, 12/15/12	92,925
	Rogers Wireless, Inc., Variable Rate
790	6.135%, 12/15/10	821,600
	Rural Cellular Corp., Variable Rate
1,500	7.51%, 3/15/10	1,545,000
	SBA Telecommunications, Sr. Disc. Notes
90	9.75%, 12/15/11	78,075
	UbiquiTel Operating Co., Sr. Notes
215	9.875%, 3/1/11	238,113
	Western Wireless Corp., Sr. Notes
170	9.25%, 7/15/13	194,650
		$5,936,905

Utilities — 0.3%
	AES Corp., Sr. Notes
15	9.375%, 9/15/10	16,613
25	8.75%, 5/15/13 (4)	27,375
15	9.00%, 5/15/15 (4)	16,575
	Calpine Corp., Sr. Notes
75	8.25%, 8/15/05	75,375
185	7.625%, 4/15/06	180,375
	Mission Energy Holding Co.
115	13.50%, 7/15/08	138,575

	NRG Energy, Inc., Sr. Notes
$101	8.00%, 12/15/13 (4)	$107,313
	Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	463,600
	Reliant Energy, Inc.
35	9.25%, 7/15/10	37,625
		$1,063,426

Total Corporate Bonds & Notes (identified cost $45,619,468)		$46,985,697

Common Stocks — 0.4%

Shares
975	Crown Castle International Corp. (5)	15,649
4,043	Crown Castle International Corp., (PIK)	204,677
2,992	Environmental Systems Products (2) (5) (6)	77,582
10,443	Hayes Lemmerz International (5)	53,364
8	Knowledge Universe, Inc. (2) (6)	11,862
24,880	Maxim Crane Works Holdings (2) (5)	528,700
31,662	Thermadyne Holdings Corp. (5)	385,960

Total Common Stocks (identified cost, $1,028,320)		$1,277,794

Preferred Stocks — 0.0%

35	Hayes Lemmerz International, Series A (2) (5) (6)	773
15	Key Plastics, LLC, Series A (2) (5) (6)	14,856
1,790	Williams Cos., Inc. (The) (4)	162,890

Total Preferred Stocks (identified cost, $107,406)		$178,519

Warrants — 0.0%

Shares/Rights
210	American Tower Corp., Exp. 8/1/08 (5)	47,145

$105	Mueller Holdings, Inc., Exp. 4/15/14 (5)	$8,426

Total Warrants (identified cost, $14,075)		$55,571

Closed-End Investment Companies — 2.1%

Shares
90,000	ING Prime Rate Trust	$656,100
725,000	Van Kampen Senior Income Trust	6,177,000

Total Closed-End Investment Companies (identified cost, $6,291,972)		6,833,100

Short-Term Investments — 4.2%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
6,438,000	04/01/05	General Electric Co. Commercial Paper	2.83%	6,437,495
2,000,000	04/01/05	Investors Bank and Trust Company Time Deposit	2.85%	2,000,000
5,000,000	04/05/05	Prudential Funding, LLC Commercial Paper	2.77%	4,998,076

Total Short-Term Investments
(at amortized cost)				$13,435,571

Total Investments — 165.9%
(identified cost $526,901,611)				$534,677,085

Other Assets, Less Liabilities — (31.8)%				$(102,445,883)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.1)%				$(110,027,255)

Net Assets Applicable to Common Shares — 100.0%				$322,203,947

Note:  The Trust has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $5,462,353 as of March 31, 2005.

PIK	-	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Defaulted security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $12,574,768 or 3.9% of the Trust’s net assets.

(5)		Non-income producing security.

(6)		Restricted security.

The Trust had the following swap agreements outstanding at March 31, 2005:

At March 31, 2005, the Trust had entered into credit default swaps with Credit Suisse First Boston dated February 6, 2004 whereby the Trust will receive 2.45% per year times the notional amount of $2,000,000.  The Trust makes payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).

At March 31, 2005, the Trust had entered into credit default swaps with Lehman Brothers Special Financing, Inc. dated March 15, 2005 whereby the Trust will receive 2.2% per year times the notional amount of $1,500,000.  The Trust makes payment only upon a default event on the underlying loan asset, Inergy, L.P.

 At March 31, 2005, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$526,921,438
Gross unrealized appreciation	$8,737,511
Gross unrealized depreciation	(981,864)
Net unrealized appreciation	$7,755,647

At March 31, 2005, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value

Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$77,582
Knowledge Universe, Inc.	5/14/03	8	8,000	11,862
			$8,000	$89,444

Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$773
Key Plastics, LLC, Series A	4/26/01	15	15,231	14,856
			$16,981	$15,629
			$24,981	$105,073

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	May 23, 2005

By:	/s/James l. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	May 23, 2005